Restatement of previously issued financial statements (unaudited) (Details 1) - USD ($)	3 Months Ended							6 Months Ended			9 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss on change in fair value of profit share								$ 249,825	$ (252,390)				$ (23,537)	$ 374,462
Total costs and expenses	$ 3,999,101		$ 2,787,719					7,440,433	5,678,266			$ 13,974,070	17,500,313	17,500,313
Net loss	$ (1,729,683)	$ (417,934)	$ (904,217)	$ (1,773,871)				$ (2,147,617)	$ (2,678,088)			$ (5,825,622)	$ (6,097,286)	$ (6,097,286)
Net loss per common share-basic and diluted:	$ (0.02)		$ (0.01)					$ (0.03)	$ (0.03)			$ (0.07)	$ (0.08)	$ (0.08)
As restated [Member]
Loss on change in fair value of profit share					$ 112,575	$ 105,715	$ 37,557			$ 143,272	$ 255,847
Total costs and expenses					4,399,765	5,256,323	3,846,100			9,102,422	13,502,187
Net loss					$ (803,658)	$ (2,746,573)	$ (1,058,779)			$ (3,805,352)	$ (4,609,010)
Net loss per common share-basic and diluted:					$ (0.01)	$ (0.04)	$ (0.01)			$ (0.05)	$ (0.06)
Interest expense & letter of credit fees					$ 623,237	$ 565,610	$ 502,008			$ 1,067,619	$ 1,690,855
Gain on debt restructuring					0	0	0			0	0
Adjustment [Member]
Loss on change in fair value of profit share					112,575	105,715	37,557			143,272	255,847
Total costs and expenses					46,883	92,548	3,422,576			3,330,028	3,283,145
Net loss					$ 46,883	$ 92,548	$ (3,422,576)			$ (3,330,028)	$ (3,283,145)
Net loss per common share-basic and diluted:					$ 0	$ (0.00)	$ (0.04)			$ (0.04)	$ (0.04)
Interest expense & letter of credit fees					$ (159,458)	$ (198,263)	$ (27,185)			$ 225,448	$ (384,906)
Gain on debt restructuring					0	0	3,412,204			3,412,204	3,412,204
As previously reported [Member]
Loss on change in fair value of profit share					0	0	0			0	0
Total costs and expenses					4,446,648	5,348,871	423,524			5,772,394	10,219,042
Net loss					$ (850,541)	$ (2,839,121)	$ 2,363,797			$ (475,324)	$ (1,325,865)
Net loss per common share-basic and diluted:					$ (0.01)	$ (0.04)	$ 0.03			$ (0.01)	$ (0.02)
Interest expense & letter of credit fees					$ 782,695	$ 763,873	$ 529,193			$ 1,293,067	$ 2,075,761
Gain on debt restructuring					$ 0	$ 0	$ (3,412,204)			$ (3,412,204)	$ (3,412,204)